Property and Equipment, Net - Schedule of Consolidated Statements of Comprehensive Loss (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Condensed Statement of Income Captions [Line Items]
Total depreciation expense	$ 467	$ 452	$ 384
Research and development, net [Member]
Condensed Statement of Income Captions [Line Items]
Total depreciation expense	355	299	297
Marketing [Member]
Condensed Statement of Income Captions [Line Items]
Total depreciation expense	6	23	26
General and administrative [Member]
Condensed Statement of Income Captions [Line Items]
Total depreciation expense	$ 106	$ 130	$ 61